Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Computation Basic and Diluted Net Loss Per Share
The following table presents the computation of basic and diluted net loss per share attributable to common stockholders, as a group, for the periods presented:

	Three Months Ended March 31,
	2022	2021
Net loss	$(19,376)	$(1,109)
Weighted average shares outstanding	37,525	30,904
Basic and diluted net loss per share	$(0.52)	$(0.04)
The Company had four classes of common stock outstanding during a portion of the three months ended March 31, 2022, with the Class 1, 2, and 3 shares outstanding during the period from January 1, 2022 through February 3, 2022, while common stock was outstanding from February 4, 2022 through March 31, 2022. During the three months ended March 31, 2021, only the Class 1, 2, and 3 stock was outstanding. Following are the calculations of basic and diluted net loss per share for each class of common stock:

	Three Months Ended March 31, 2022
	Class 1	Class 2	Class 3	Common
Net loss	$(2,748)	$(4,030)	$(585)	$(12,013)
Weighted average shares outstanding	3,543	5,196	754	35,206
Basic and diluted net loss per share	$(0.78)	$(0.78)	$(0.78)	$(0.34)

	Three Months Ended March 31, 2021
	Class 1	Class 2	Class 3
Net loss	$(420)	$(616)	$(73)
Weighted average shares outstanding	9,379	13,755	1,629
Basic and diluted net loss per share	$(0.04)	$(0.04)	$(0.04)

The following table presents the computation of basic and diluted net loss per share attributable to common stockholders, as a group, for the periods presented:

	Years Ended December 31,
	2021	2020
Net loss (numerator)	$(12,024)	$(9,964)

Weighted average shares outstanding (denominator)	75,791	76,431

Basic and diluted net loss per share	$(0.16)	$(0.13)

The Company had three classes of common stock outstanding during the periods presented. Following are the calculations of basic and diluted net loss per share for each class of common stock:

	Year Ended December 31, 2021
	Class 1	Class 2	Class 3
Net loss (numerator)	$(4,532)	$(6,646)	$(846)
Weighted average shares outstanding (denominator)	28,564	41,892	5,335

Basic and diluted net loss per share	$(0.16)	$(0.16)	$(0.16)

	Year Ended December 31, 2020
	Class 1	Class 2	Class 3
Net loss (numerator)	$(3,725)	$(5,460)	$(779)

Weighted average shares outstanding (denominator)	28,570	41,886	5,975

Basic and diluted net loss per share	$(0.13)	$(0.13)	$(0.13)

Schedule of Antidilutive Shares
The following shares of common stock subject to instruments that are either non-participating
or subject to forfeiture were excluded from the computation of diluted net income per share attributable to common stockholders for the periods presented as their effect would have been antidilutive (with figures recast using the conversion ratio for the Business Combination, as applicable):

	Three Months Ended March 31,
	2022	2021
Shares subject to outstanding common stock options	3,681	1,827
Shares subject to convertible promissory notes	2,400	—
Shares subject to shareholder earn-out rights	5,429	—
Shares subject to Public Warrants	6,501	—
Shares subject to Private Warrants	3,950	—
Escrow Shares (see Note 12)	1,625	—
Series A preferred stock	—	6,140

	23,586	7,967

The following shares of common stock subject to outstanding options, convertible notes, and convertible preferred stock were excluded from the computation of diluted net income per share attributable to common stockholders for the periods presented as their effect would have been antidilutive:

	Years Ended December 31,
	2021	2020
Shares subject to outstanding common stock options	11,729	6
Shares subject to convertible promissory notes	39,433	—
Series A preferred stock	18,702	18,702

	69,864	18,708